Note 12 - Subsequent Events	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017
Notes to Financial Statements
Subsequent Events [Text Block]
NOTE
12.
SUBSEQUENT EVENTS

On
April 7, 2017,
we filed an arbitration claim against Wellness Groups Pharms LLC (“WGP”). On
January 18, 2018,
the arbitration panel awarded us
$1,045,000
plus interest at the rate of
18%
per year from
April 18, 2015
to
January 18, 2018
for
$523,023.
In addition to the principal and interest awarded of
$1,568,023,
we were also awarded our attorneys’ fees and arbitration fees.

On
February 12, 2018,
the Company sold convertible notes in the principal amount of
$810,000
to a group of accredited investors. The notes bear interest at
8%
per year, are unsecured, and are due and payable on
December 31, 2018.
At the option of the note holders, the notes
may
be converted at any time into shares of the Company’s common stock at an initial conversion price of
$1.50
per share. The note holders also received warrants which entitle the note holders to purchase up to
540,000
shares of the Company’s common stock. The warrants are exercisable at a price of
$1.50
per share and expire on
October 17, 2022.

As described in Note
10,
on
February 16, 2018,
the Company’s lease agreement with MMP was amended to provide that the Company will have until
18
months from
October 17, 2016
to raise
$2.6
million in capital funding. In addition to extending the funding deadline, this amendment granted MMP a warrant to purchase up to
50,000
shares of the Company’s common stock at an exercise price of
$1.50
per share. The warrant can be exercised on
October 17, 2022.

NOTE
11.
     SUBSEQUENT EVENTS

Convertible loans

On
October 5, 2017,
the Company borrowed
$128,000
from an unrelated party. The loan bears interest at a rate of
12%
and is due and payable on
October 5, 2018.
At any time on or before
April 5, 2018
the Company
may
prepay the loan by paying the Lender the outstanding loan principal and accrued interest plus premiums ranging from
15%
to
35%.
After
April 5, 2018,
the Company
may
not
repay the loan without the consent of the Lender. At any time after
April 5, 2018,
the full value of any unpaid principal is convertible into the Company’s common stock at a variable conversion price.  The conversion price is equal to: (a) if the market price is greater than or equal to
$1.35,
the greater of (
1
) the variable conversion price (defined as market price multiplied by
65
percent) and (
2
) the fixed conversion price of
$1.00,
and (b) if the market price is less than
$1.35,
the lessor of (
1
) the variable conversion price and (
2
) the fixed conversion price.

On
November 13, 2017,
the Company borrowed
$68,000
from an unrelated party. The loan bears interest at a rate of
12%
and is due and payable on
November 13, 2018.
At any time on or before
May 13, 2018
the Company
may
prepay the loan by paying the Lender the outstanding loan principal and accrued interest plus premiums ranging from
15%
to
35%.
After
May 13, 2018,
the Company
may
not
repay the loan without the consent of the Lender. At any time after
May 13, 2018,
the full value of any unpaid principal is convertible into the Company’s common stock at a variable conversion price.  The conversion price is equal to: (a) if the market price is greater than or equal to
$1.35,
the greater of (
1
) the variable conversion price (defined as market price multiplied by
65
percent) and (
2
) the fixed conversion price of
$1.00,
and (b) if the market price is less than
$1.35,
the lessor of (
1
) the variable conversion price and (
2
) the fixed conversion price.  Market price is defined as the average of the lowest two
daily dollar volume-weighted average sales price for the common stock during the fifteen
day trading period ending on the latest complete trading day prior to the conversion date.

Construction loan

On
October 30, 2017
the Company secured
$800,000
in financing from
three
unrelated parties (the “Lenders”) in the form of a loan. The primary use of the loans proceeds will be to prepare the Company’s Massachusetts Medical Cannabis Center (the “MMCC”) for the
first
phase of development, which will include a pad-ready site for Building
3
and the improvements to the entrance and roadways for the entire project. The remaining loan proceeds will be used to pay lease payments, thru
Nov 17, 2017,
to Medical Massachusetts Properties, LLC, owner of the land on which the MMCC will be built, and for working capital.

The loan bears interest at
8%
per year and is due and payable on
April 30, 2018.
At the options of the Lenders, all or any portion of the outstanding loan balance is convertible into shares of the Company’s common stock. The number of shares of the Company’s common stock which will be issued upon any conversion will be determined by dividing the amount to be converted by
$1.50,
which amount will be proportionately adjusted in the event of any stock split or capital reorganization. The loan may
be prepaid at any time, without penalty on
5
days’ notice to the Lenders.

The loan is secured by a
second
deed of trust on the Company’s property in Denver, Colorado. Following the closing of any sale of the Company’s Denver property, the Lenders will have
10
days to notify the Company in writing as to whether the Lenders want to:

●	use all or a portion of the net proceeds from the sale of the Denver property to purchase restricted shares of the Company’s common stock at a price of $1.50 per share; or
●	have the net proceeds applied to the unpaid accrued interest and principal amount of the Loan.

As further consideration for the loan, the Company issued warrants to the Lenders which allow the Lenders to purchase up to
660,000
shares of the Company’s common stock. The warrants are exercisable at a price of
$1.50
per share any time on or before
October 13, 2022.

Amendment to Lease on property in Freetown, Massachusetts

On
October 17, 2016,
the Company closed the previously announced acquisition of a
52.6
-acre parcel of undeveloped land in Freetown, Massachusetts. The Company plans to develop the property as the Massachusetts Medical Cannabis Center (the “MMCC”).

As part of a simultaneous transaction, the Company sold the property to Massachusetts Medical Properties, LLC (“MMP”) and the Company and MMP entered into a lease, pursuant to which MMP leased the property to the Company for an initial term of fifty
years.

Under the terms of the lease, the Company had until
October 16, 2017
to obtain capital funding for the construction of the
first
phase building. On
October 17, 2017
the Company and MMP amended the lease to provide that the Company will have until
16
months from
October 17, 2016
to raise
$2.6
million for the construction of the
first
phase of the MMCC. If the Company is unable to raise
$2.6
million on or before
16
months from
October 17, 2016,
the lease will terminate.

As further consideration for the amendment to the lease, the Company issued a warrant which allows MMP to purchase
100,000
shares of the Company’s common stock at a price of
$1.50
per share. The warrant expires on
October 17, 2022.